SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
IfrsStatementLineItems [Line Items]
Revenue	$ 6,491	$ 1,515	$ 13,957	$ 16,440
Canada [Member]
IfrsStatementLineItems [Line Items]
Revenue			11,899	11,511
United States [Member]
IfrsStatementLineItems [Line Items]
Revenue			2,058	4,929
Bus Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue			3,461	12,182
Bus Sales [Member] | Canada [Member]
IfrsStatementLineItems [Line Items]
Revenue			2,109	7,912
Bus Sales [Member] | United States [Member]
IfrsStatementLineItems [Line Items]
Revenue			1,352	4,270
Truck [Member]
IfrsStatementLineItems [Line Items]
Revenue			6,703
Truck [Member] | Canada [Member]
IfrsStatementLineItems [Line Items]
Revenue			6,703
Truck [Member] | United States [Member]
IfrsStatementLineItems [Line Items]
Revenue
Vehicle Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue	$ 5,196	$ 363	10,164	12,182
Vehicle Sales [Member] | Canada [Member]
IfrsStatementLineItems [Line Items]
Revenue			8,812	7,912
Vehicle Sales [Member] | United States [Member]
IfrsStatementLineItems [Line Items]
Revenue			1,352	4,270
Spare Part Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue			3,659	4,131
Spare Part Sales [Member] | Canada [Member]
IfrsStatementLineItems [Line Items]
Revenue			3,062	3,599
Spare Part Sales [Member] | United States [Member]
IfrsStatementLineItems [Line Items]
Revenue			597	532
Operating Lease Revenue [Member]
IfrsStatementLineItems [Line Items]
Revenue			134	127
Operating Lease Revenue [Member] | Canada [Member]
IfrsStatementLineItems [Line Items]
Revenue			25
Operating Lease Revenue [Member] | United States [Member]
IfrsStatementLineItems [Line Items]
Revenue			109	127
Other Revenue [Member]
IfrsStatementLineItems [Line Items]
Revenue			3,793	4,258
Other Revenue [Member] | Canada [Member]
IfrsStatementLineItems [Line Items]
Revenue			3,087	3,599
Other Revenue [Member] | United States [Member]
IfrsStatementLineItems [Line Items]
Revenue			$ 706	$ 659